Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023 (Details) - Schedule of Evaluated all new and Revised IFRSs
12 Months Ended
Dec. 31, 2023
Amendments to IFRS 10 and IAS 28 [Member]
Schedule of Evaluated all new and Revised IFRSs [Line Items]
Description	The amendments to IFRS 10 and IAS 28 deal with situations that involve the sale or contribution of assets between an investor and its associate or joint venture. Specifically the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture that is accounted for using the equity method, are recognized in the parent company’s statement of operations only in proportion to the interests of the unrelated investor in this affiliate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in a former controlled company (that has become an associate or joint venture that is accounted for using the equity method) to fair value are recognized in the statement of operations of the former controlling company in proportion to the investor’s shares not related to the new associate or joint venture.
Effective for annual periods beginning on or after	Jan. 01, 2024
Amendments to IAS 1 [Member]
Schedule of Evaluated all new and Revised IFRSs [Line Items]
Description	The amendments to IAS 1 published in January 2020 affect only the presentation of liabilities as current or non-current in the balance sheet and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ’settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
Effective for annual periods beginning on or after	Jan. 01, 2024
Amendments to IAS 1 Presentation of Financial Statements [Member]
Schedule of Evaluated all new and Revised IFRSs [Line Items]
Description	IAS 1 requires debt to be classified as non-current only if the company can defer the settlement of the debt in the 12 months after the reporting date. The purpose of this initiative is regarding to improve the information disclosed by companies regarding long-term debt with covenants, and allow investors to understand the risk that a certain debt would become payable in advance.
Effective for annual periods beginning on or after	Jan. 01, 2024
Amendments to IFRS 7/IAS 7 [Member]
Schedule of Evaluated all new and Revised IFRSs [Line Items]
Description	The amendments include a disclosure objective in IAS 7 stating that an entity must disclose information on its supplier financing arrangements that allows users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows. Additionally, IFRS 7 was amended to include supplier financing agreements within the requirements to disclosure of information on the entity’s exposure to liquidity risk concetration.
Effective for annual periods beginning on or after	Jan. 01, 2024
Amendments to IFRS 16 [Member]
Schedule of Evaluated all new and Revised IFRSs [Line Items]
Description	Under the amendments, the seller-lessee must not recognize a gain or loss related to the right of use retained by the seller-lessee.
Effective for annual periods beginning on or after	Jan. 01, 2024